Payden GNMA Fund

Schedule of Investments - January 31, 2020 (Unaudited)
Principal or Shares	Security Description	Value (000)
FDIC Guaranteed (0%)
318,598	FDIC Guaranteed Notes Trust 2010-S2 144A, (1
	mo. LIBOR USD + 0.700%),
	2.35%, 12/29/45 (a)(b)
	(Cost - $319)	$319

Mortgage Backed (137%)
846,206	FH 2B4763 ARM, (12 mo. LIBOR USD
	+ 1.620%), 2.58%, 10/01/45 (a)	862
1,665,332	FN BK4764 30YR, 4.00%, 8/01/48	1,745
1,602,232	FN BM2007 30YR, 4.00%, 9/01/48	1,681
718,012	FN MA3521 30YR, 4.00%, 11/01/48	751
129,589	FNR 2007-110 FA, (1 mo. LIBOR USD
	+ 0.620%), 2.28%, 12/25/37 (a)	130
395,937	G2 3711 30YR, 5.50%, 5/20/35	444
515,465	G2 3747 30YR, 5.00%, 8/20/35	573
311,917	G2 3772 30YR, 5.00%, 10/20/35	347
583,830	G2 3785 30YR, 5.00%, 11/20/35	650
718,445	G2 4802 30YR, 5.00%, 9/20/40	798
2,558,842	G2 4853 30YR, 4.00%, 11/20/40	2,719
395,734	G2 4978 30YR, 4.50%, 3/20/41	430
732,784	G2 5055 30YR, 4.50%, 5/20/41	796
925,524	G2 5083 30YR, 5.00%, 6/20/41	1,027
1,311,724	G2 5115 30YR, 4.50%, 7/20/41	1,424
431,106	G2 5140 30YR, 4.50%, 8/20/41	468
2,568,166	G2 5258 30YR, 3.50%, 12/20/41	2,718
617,309	G2 770239 30YR, 4.00%, 2/20/42	656
188,717	G2 80013 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.13%, 11/20/26 (a)	190
429,812	G2 80029 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/27 (a)	443
469,284	G2 80044 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 2/20/27 (a)	483
592,917	G2 80052 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 3/20/27 (a)	611
473,085	G2 80059 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.88%, 4/20/27 (a)	488
36,434	G2 8006 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 7/20/22 (a)	37
1,069,555	G2 80074 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.88%, 5/20/27 (a)	1,104
1,907,799	G2 80152 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/28 (a)	1,968
516,578	G2 80154 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/28 (a)	533

Principal or Shares	Security Description	Value (000)

849,490	G2 80169 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 2/20/28 (a)	$877
1,208,125	G2 80184 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.88%, 4/20/28 (a)	1,250
62,431	G2 80311 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 8/20/29 (a)	65
1,136,226	G2 80319 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 9/20/29 (a)	1,182
160,488	G2 8041 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 8/20/22 (a)	162
63,247	G2 80424 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 7/20/30 (a)	64
157,466	G2 80428 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 7/20/30 (a)	164
352,325	G2 80541 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 9/20/31 (a)	368
262,013	G2 80569 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/32 (a)	272
61,587	G2 80579 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 2/20/32 (a)	64
874,421	G2 80637 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 9/20/32 (a)	910
1,851,282	G2 80795 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.13%, 12/20/33 (a)	1,916
781,310	G2 80826 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 2/20/34 (a)	812
1,145,602	G2 80835 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 2/20/34 (a)	1,191
183,815	G2 80837 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 2/20/34 (a)	191
200,728	G2 81018 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 8/20/34 (a)	210
8,339	G2 81044 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 8/20/34 (a)	8
24,745	G2 8121 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/23 (a)	25

1   Payden Mutual Funds

Principal or Shares	Security Description	Value (000)

671,215	G2 81214 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/35 (a)	$698
269,740	G2 81220 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/35 (a)	278
231,057	G2 81278 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 3/20/35 (a)	240
1,069,414	G2 81282 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 3/20/35 (a)	1,112
1,271,655	G2 82074 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.88%, 5/20/38 (a)	1,324
839,474	G2 82107 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 7/20/38 (a)	874
115,228	G2 82151 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 9/20/38 (a)	115
40,436	G2 8228 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 7/20/23 (a)	41
1,609,118	G2 82457 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/40 (a)	1,670
1,031,305	G2 82463 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/40 (a)	1,071
784,008	G2 82737 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 2/20/41 (a)	812
212,908	G2 83031 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/42 (a)	214
95,198	G2 8358 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 1/20/24 (a)	97
419,277	G2 8547 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.13%, 11/20/24 (a)	427
58,548	G2 8595 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	4.00%, 2/20/25 (a)	60
12,843	G2 8855 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.13%, 10/20/21 (a)	13
220,859	G2 8968 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.25%, 9/20/26 (a)	228
720,605	G2 8991 ARM, (1 yr. US Treasury Yield Curve
	Rate T Note Constant Maturity + 1.500%),
	3.13%, 10/20/26 (a)	738
1,311,675	G2 AY5132, 3.25%, 7/20/37	1,349
1,512,448	G2 AY5138, 3.25%, 12/20/37	1,569

Principal or Shares	Security Description	Value (000)

627,824	G2 MA0312, 3.50%, 8/20/42	$645
836,305	G2 MA0387, 3.50%, 9/20/42	859
2,907,788	G2 MA0698 30YR, 3.00%, 1/20/43	3,018
3,090,779	G2 MA1012 30YR, 3.50%, 5/20/43	3,258
2,835,828	G2 MA1089 30YR, 3.00%, 6/20/43	2,943
2,638,325	G2 MA1520 30YR, 3.00%, 12/20/43	2,738
2,864,024	G2 MA2304 30YR, 4.00%, 10/20/44	3,041
2,490,092	G2 MA2522 30YR, 4.00%, 1/20/45	2,642
1,559,194	G2 MA3454 30YR, 3.50%, 2/20/46	1,634
3,193,740	G2 MA3597 30YR, 3.50%, 4/20/46	3,348
2,844,381	G2 MA3662 30YR, 3.00%, 5/20/46	2,954
3,156,438	G2 MA3663 30YR, 3.50%, 5/20/46	3,300
2,851,701	G2 MA3735 30YR, 3.00%, 6/20/46	2,961
2,545,820	G2 MA3802 30YR, 3.00%, 7/20/46	2,643
2,608,725	G2 MA3936 30YR, 3.00%, 9/20/46	2,709
1,361,411	G2 MA4069 30YR, 3.50%, 11/20/46	1,419
671,581	G2 MA4126 30YR, 3.00%, 12/20/46	697
364,331	G2 MA4127 30YR, 3.50%, 12/20/46	378
2,313,077	G2 MA4195 30YR, 3.00%, 1/20/47	2,400
951,757	G2 MA4197 30YR, 4.00%, 1/20/47	996
1,109,555	G2 MA4262 30YR, 3.50%, 2/20/47	1,155
707,355	G2 MA4263 30YR, 4.00%, 2/20/47	740
1,349,568	G2 MA4321 30YR, 3.50%, 3/20/47	1,408
1,574,253	G2 MA4322 30YR, 4.00%, 3/20/47	1,654
1,813,589	G2 MA4719 30YR, 3.50%, 9/20/47	1,900
1,572,048	G2 MA4721 30YR, 4.50%, 9/20/47	1,682
1,108,366	G2 MA4962 30YR, 3.50%, 1/20/48	1,151
1,896,157	G2 MA5021 30YR, 4.50%, 2/20/48	2,013
8,220,000	G2SF, 3.00%, 30YR TBA (c)	8,454
26,280,000	G2SF, 3.50%, 30YR TBA (c)	27,112
10,340,000	G2SF, 4.00%, 30YR TBA (c)	10,717
501,807	GN 366983 30YR, 4.00%, 6/15/41	539
1,144,127	GN 455989, 5.00%, 7/15/26	1,245
162,381	GN 558954, 5.25%, 5/15/29	176
661,390	GN 558956, 4.50%, 6/15/29	717
265,610	GN 605099 30YR, 5.50%, 3/15/34	298
588,044	GN 616826 30YR, 5.50%, 1/15/35	659
1,379,993	GN 710868 30YR, 5.50%, 9/15/39	1,530
507,001	GN 728153, 5.50%, 10/15/29	543
220,491	GN 728159, 5.25%, 11/15/29	240
230,068	GN 781636 30YR, 5.50%, 7/15/33	258
263,706	GN 781810 30YR, 5.50%, 10/15/34	296
340,942	GNR 2001-35 FA, (1 mo. LIBOR USD
	+ 0.250%), 1.92%, 8/16/31 (a)	341
154,842	GNR 2002-13 FA, (1 mo. LIBOR USD
	+ 0.500%), 2.17%, 2/16/32 (a)	155
267,012	GNR 2002-72 FA, (1 mo. LIBOR USD
	+ 0.400%), 2.06%, 10/20/32 (a)	267
122,826	GNR 2002-72 FB, (1 mo. LIBOR USD
	+ 0.400%), 2.06%, 10/20/32 (a)	123
881,744	GNR 2002-72 FE, (1 mo. LIBOR USD
	+ 0.400%), 2.06%, 10/20/32 (a)	883
776,327	GNR 2003-71 FC, (1 mo. LIBOR USD
	+ 0.500%), 2.16%, 7/20/33 (a)	781
821,320	GNR 2003-94 FB, (1 mo. LIBOR USD
	+ 0.300%), 1.97%, 12/16/30 (a)	822
1,498,750	GNR 2004-56 F, (1 mo. LIBOR USD
	+ 0.400%), 2.06%, 6/20/33 (a)	1,506

          Payden GNMA Fund continued

Principal or Shares	Security Description	Value (000)

886,213	GNR 2004-59 FH, (1 mo. LIBOR USD
	+ 0.250%), 1.92%, 8/16/34 (a)	$883
753,814	GNR 2004-86 FG, (1 mo. LIBOR USD
	+ 0.400%), 2.06%, 7/20/34 (a)	756
233,868	GNR 2006-47 FA, (1 mo. LIBOR USD
	+ 0.200%), 1.87%, 8/16/36 (a)	233
1,473,724	GNR 2006-60 FK, (1 mo. LIBOR USD
	+ 0.200%), 1.87%, 11/20/36 (a)	1,466
1,059,946	GNR 2007-54 FC, (1 mo. LIBOR USD
	+ 0.260%), 1.92%, 9/20/37 (a)	1,058
423,894	GNR 2007-76 FB, (1 mo. LIBOR USD
	+ 0.500%), 2.16%, 11/20/37 (a)	425
1,301,385	GNR 2008-11 FB, (1 mo. LIBOR USD
	+ 0.600%), 2.26%, 2/20/38 (a)	1,314
1,126,778	GNR 2008-15 CF, (1 mo. LIBOR USD
	+ 0.510%), 2.17%, 2/20/38 (a)	1,131
318,959	GNR 2008-2 FH, (1 mo. LIBOR USD
	+ 0.450%), 2.11%, 1/20/38 (a)	320
1,466,908	GNR 2008-67 UF, (1 mo. LIBOR USD
	+ 0.450%), 2.11%, 6/20/38 (a)	1,470
641,882	GNR 2011-153 LF, (1 mo. LIBOR USD
	+ 0.250%), 1.92%, 7/16/41 (a)	639
650,666	GNR 2012-18 AF, (1 mo. LIBOR USD
	+ 0.300%), 1.96%, 2/20/38 (a)	649
660,017	GNR 2012-76 GF, (1 mo. LIBOR USD
	+ 0.300%), 1.97%, 6/16/42 (a)	656
13,659,349	GNR 2014-79 ST, 1.74%, 7/20/29 (d)	263
415,136	GNR 2015-159 AH, 2.50%, 5/20/43	420
827,383	GNR 2017-68 AF, (1 mo. LIBOR USD
	+ 0.350%), 2.13%, 5/20/47 (a)	827

Total Mortgage Backed (Cost - $171,337)		173,195

Principal or Shares	Security Description	Value (000)

U.S. Treasury (2%)
2,500,000	U.S. Treasury Bill, 1.47%, 2/11/20 (e)
	(Cost - $2,499)	$2,499

Investment Company (0%)
277,799	Payden Cash Reserves Money Market Fund *
	(Cost - $278)	278

Total Investments (Cost - $ 174,433) (139%)		176,291
Liabilities in excess of Other Assets (-39%)		(49,687)

Net Assets (100%)		$126,604

*	Affiliated investment
(a)	Floating rate security. The rate shown reflects the rate in effect at January 31, 2020.
(b)	Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933.
It has been deemed liquid under guidelines approved by the Board.
(c)	Security was purchased on a delayed delivery basis.
(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Yield to maturity at time of purchase.

3   Payden Mutual Funds